Subsequent Events Securities Sold Subsequent Event Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Gain on Sale of Investment Securities	$ 1,332,666	$ 819,053	$ 573,266
Payments of FHLBank Borrowings, Financing Activities	0
Gains (Losses) on Sales of Other Real Estate	$ 46,354	$ 184,864	$ 588,720